Average Annual Total Returns			12 Months Ended	32 Months Ended	38 Months Ended	60 Months Ended	62 Months Ended	100 Months Ended
		Apr. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Guardian Large Cap Fundamental Growth VIP Fund | Guardian Large Cap Fundamental Growth VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent			30.08%			14.99%		15.47%
Performance Inception Date		Sep. 01, 2016
Guardian Large Cap Fundamental Growth VIP Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		24.51%			14.28%		14.47%
Guardian Large Cap Fundamental Growth VIP Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		33.36%			18.96%		18.86%
Guardian Large Cap Disciplined Growth VIP Fund | Guardian Large Cap Disciplined Growth VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent			28.84%			15.51%		16.58%
Performance Inception Date		Sep. 01, 2016
Guardian Large Cap Disciplined Growth VIP Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		24.51%			14.28%		14.47%
Guardian Large Cap Disciplined Growth VIP Fund | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		33.36%			18.96%		18.86%
Guardian Mid Cap Traditional Growth VIP Fund | Guardian Mid Cap Traditional Growth VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent			14.26%			9.08%		12.04%
Performance Inception Date		Sep. 01, 2016
Guardian Mid Cap Traditional Growth VIP Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		23.81%			13.86%		14.11%
Guardian Mid Cap Traditional Growth VIP Fund | Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		22.10%			11.47%		13.09%
Guardian All Cap Core VIP Fund | Guardian All Cap Core VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent			20.10%		7.23%
Performance Inception Date		Oct. 25, 2021
Guardian All Cap Core VIP Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.81%		29.71%
Guardian Strategic Large Cap Core VIP Fund | Guardian Strategic Large Cap Core VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent			19.73%		9.49%
Performance Inception Date		Oct. 25, 2021
Guardian Strategic Large Cap Core VIP Fund | Standard & Poor's 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%		35.32%
Guardian Integrated Research VIP Fund | Guardian Integrated Research VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent			25.85%			13.51%		12.64%
Performance Inception Date		Sep. 01, 2016
Guardian Integrated Research VIP Fund | Standard & Poor's 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%			14.53%		14.69%
Guardian Diversified Research VIP Fund | Guardian Diversified Research VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent			25.89%			14.77%		14.79%
Performance Inception Date		Sep. 01, 2016
Guardian Diversified Research VIP Fund | Standard & Poor's 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%			14.53%		14.69%
Guardian Select Mid Cap Core VIP Fund | Guardian Select Mid Cap Core VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent			12.43%		3.94%
Performance Inception Date		Oct. 25, 2021
Guardian Select Mid Cap Core VIP Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]		23.81%		29.71%
Guardian Select Mid Cap Core VIP Fund | Standard & Poor's MidCap 400® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		13.93%		17.00%
Guardian Small-Mid Cap Core VIP Fund | Guardian Small-Mid Cap Core VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent			6.31%		0.84%
Performance Inception Date		Oct. 25, 2021
Guardian Small-Mid Cap Core VIP Fund | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		23.81%		29.71%
Guardian Small-Mid Cap Core VIP Fund | Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]		12.00%		5.59%
Guardian Equity Income VIP Fund | Guardian Equity Income VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent			10.07%	7.51%
Performance Inception Date		May 02, 2022
Guardian Equity Income VIP Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]		24.51%	15.40%
Guardian Equity Income VIP Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12]		14.37%	9.00%
Guardian Large Cap Disciplined Value VIP Fund | Guardian Large Cap Disciplined Value VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent			15.52%			10.38%		10.60%
Performance Inception Date		Sep. 01, 2016
Guardian Large Cap Disciplined Value VIP Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[13]		24.51%			14.28%		14.47%
Guardian Large Cap Disciplined Value VIP Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[14]		14.37%			8.68%		9.52%
Guardian Growth & Income VIP Fund | Guardian Growth & Income VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent			11.00%			8.98%		10.22%
Performance Inception Date		Sep. 01, 2016
Guardian Growth & Income VIP Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[15]		24.51%			14.28%		14.47%
Guardian Growth & Income VIP Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[16]		14.37%			8.68%		9.52%
Guardian Mid Cap Relative Value VIP Fund | Guardian Mid Cap Relative Value VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent			11.64%			8.96%		9.55%
Performance Inception Date		Sep. 01, 2016
Guardian Mid Cap Relative Value VIP Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17]		23.81%			13.86%		14.11%
Guardian Mid Cap Relative Value VIP Fund | Russell MidCap® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[18]		13.07%			8.59%		8.84%
Guardian Small Cap Value Diversified VIP Fund | Guardian Small Cap Value Diversified VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent			7.57%			3.72%	5.73%
Performance Inception Date		Oct. 21, 2019
Guardian Small Cap Value Diversified VIP Fund | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[19]		23.81%			13.86%	14.98%
Guardian Small Cap Value Diversified VIP Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[19]		11.54%			7.40%	8.71%
Guardian Small Cap Value Diversified VIP Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[20]		8.05%			7.29%	8.33%
Guardian Global Utilities VIP Fund | Guardian Global Utilities VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent			17.74%			7.39%	7.65%
Performance Inception Date		Oct. 21, 2019
Guardian Global Utilities VIP Fund | MSCI® Europe, Australasia and Far East ("EAFE®") Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[21]		3.82%			4.73%	5.68%
Guardian Global Utilities VIP Fund | MSCI® ACWI® Utilities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[22]		11.82%			4.11%	4.39%
Guardian International Growth VIP Fund | Guardian International Growth VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent			5.31%			4.50%		6.47%
Performance Inception Date		Sep. 01, 2016
Guardian International Growth VIP Fund | MSCI® Europe, Australasia and Far East ("EAFE®") Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[23]		3.82%			4.73%		6.24%
Guardian International Growth VIP Fund | MSCI® EAFE® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[24]		2.05%			4.00%		6.33%
Guardian International Equity VIP Fund | Guardian International Equity VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent			4.26%			2.46%		3.87%
Performance Inception Date		Sep. 01, 2016
Guardian International Equity VIP Fund | MSCI® Europe, Australasia and Far East ("EAFE®") Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			3.82%			4.73%		6.24%
Guardian Balanced Allocation VIP Fund | Guardian Balanced Allocation VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent			13.81%	9.35%
Performance Inception Date		May 02, 2022
Guardian Balanced Allocation VIP Fund | Standard & Poor's 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%	15.73%
Guardian Balanced Allocation VIP Fund | Standard & Poor's 500® (65%)/Bloomberg US Aggregate Bond Index (35%) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			16.26%	10.63%
Guardian Balanced Allocation VIP Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	1.23%
Guardian Core Fixed Income VIP Fund | Guardian Core Fixed Income VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent			1.48%	1.08%
Performance Inception Date		May 02, 2022
Guardian Core Fixed Income VIP Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%	1.23%
Guardian Core Plus Fixed Income VIP Fund | Guardian Core Plus Fixed Income VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent			2.38%			(0.06%)		0.87%
Performance Inception Date		Sep. 01, 2016
Guardian Core Plus Fixed Income VIP Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%			(0.33%)		0.86%
Guardian Multi-Sector Bond VIP Fund | Guardian Multi-Sector Bond VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent			1.48%			(0.91%)	(0.82%)
Performance Inception Date		Oct. 21, 2019
Guardian Multi-Sector Bond VIP Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%			(0.33%)	(0.21%)
Guardian Short Duration Bond VIP Fund | Guardian Short Duration Bond VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent			4.72%	2.39%
Performance Inception Date		May 02, 2022
Guardian Short Duration Bond VIP Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[25]		1.25%	1.23%
Guardian Short Duration Bond VIP Fund | Bloomberg US Government/Credit 1-3 Year Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[26]		4.36%	3.09%
Guardian Total Return Bond VIP Fund | Guardian Total Return Bond VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent			1.80%			(0.85%)	(0.76%)
Performance Inception Date		Oct. 21, 2019
Guardian Total Return Bond VIP Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.25%			(0.33%)	(0.21%)
Guardian U.S. Government/Credit VIP Fund | Guardian U.S. Government/Credit VIP Fund
Prospectus [Line Items]
Average Annual Return, Percent			1.73%			(0.06%)	(0.06%)
Performance Inception Date		Oct. 21, 2019
Guardian U.S. Government/Credit VIP Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[27]		1.25%			(0.33%)	(0.21%)
Guardian U.S. Government/Credit VIP Fund | Bloomberg US Intermediate Government/Mortgage Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[27]		1.90%			(0.06%)	0.02%
Guardian U.S. Government/Credit VIP Fund | Bloomberg US Intermediate Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[28]		3.00%			0.86%	0.90%

[1]	In accordance with new regulatory requirements, the Fund has selected the Russell 1000® Index as the Fund's broad-based securities market index.
[2]	The Russell 1000® Growth Index is the Fund's secondary benchmark index and was selected to align more closely with the Fund's investment strategy and portfolio holdings.
[3]	In accordance with new regulatory requirements, the Fund has selected the Russell 1000® Index as the Fund's broad-based securities market index.
[4]	The Russell 1000® Growth Index is the Fund's secondary benchmark index and was selected to align more closely with the Fund's investment strategy and portfolio holdings.
[5]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the Fund's broad-based securities market index.
[6]	The Russell Midcap Growth Index is the Fund's secondary benchmark index and was selected to align more closely with the Fund's investment strategy and portfolio holdings.
[7]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the Fund's broad-based securities market index.
[8]	The Standard & Poor's MidCap 400® Index is the Fund's secondary benchmark index and was selected to align more closely with the Fund's investment strategy and portfolio holdings.
[9]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the Fund's broad-based securities market index.
[10]	The Russell 2500® Index is the Fund's secondary benchmark index and was selected to align more closely with the Fund's investment strategy and portfolio holdings.
[11]	In accordance with new regulatory requirements, the Fund has selected the Russell 1000® Index as the Fund's broad-based securities market index.
[12]	The Russell 1000® Value Index is the Fund's secondary benchmark index and was selected to align more closely with the Fund's investment strategy and portfolio holdings.
[13]	In accordance with new regulatory requirements, the Fund has selected the Russell 1000® Index as the Fund's broad-based securities market index.
[14]	The Russell 1000® Value Index is the Fund's secondary benchmark index and was selected to align more closely with the Fund's investment strategy and portfolio holdings.
[15]	In accordance with new regulatory requirements, the Fund has selected the Russell 1000® Index as the Fund's broad-based securities market index.
[16]	The Russell 1000® Value Index is the Fund's secondary benchmark index and was selected to align more closely with the Fund's investment strategy and portfolio holdings.
[17]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the Fund's broad-based securities market index.
[18]	The Russell MidCap® Value Index is the Fund's secondary benchmark index and was selected to align more closely with the Fund's investment strategy and portfolio holdings.
[19]	In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index as the Fund's broad-based securities market index. The Russell 3000® Index replaced the Russell 2000® Index as the Fund's primary benchmark index.
[20]	The Russell 2000® Value Index is the Fund's secondary benchmark index and was selected to align more closely with the Fund's investment strategy and portfolio holdings.
[21]	In accordance with new regulatory requirements, the Fund has selected the MSCI® EAFE® Index as the Fund's broad-based securities market index.
[22]	The MSCI® ACWI® Utilities Index is the Fund's secondary benchmark index and was selected to align more closely with the Fund's investment strategy and portfolio holdings.
[23]	In accordance with new regulatory requirements, the Fund has selected the MSCI® EAFE® Index as the Fund's broad-based securities market index.
[24]	The MSCI® EAFE® Growth Index is the Fund's secondary benchmark index and was selected to align more closely with the Fund's investment strategy and portfolio holdings.
[25]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg US Aggregate Bond Index as the Fund's broad-based securities market index.
[26]	The Bloomberg US Government/Credit 1-3 Year Total Return Index is the Fund's secondary benchmark index and was selected to align more closely with the Fund's investment strategy and portfolio holdings.
[27]	In accordance with new regulatory requirements, the Fund has selected the Bloomberg US Aggregate Bond Index as the Fund's broad-based securities market index. The Bloomberg US Aggregate Bond Index replaced the Bloomberg US Intermediate Government/Mortgage Total Return Index as the Fund's primary benchmark index.
[28]	The Bloomberg US Intermediate Government/Credit Index is the Fund's secondary benchmark index. The Bloomberg US Intermediate Government/Credit Index was selected to align more closely with the Fund's investment strategy and portfolio holdings.